Income Taxes - Provision (Benefit) for Income Taxes from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT:
Federal									$ 5,622	$ 612	$ (39,210)
State									1,449	1,409	1,061
Total current provision (benefit)									7,071	2,021	(38,149)
DEFERRED:
Federal									(7,415)	4,162	(1,460)
State									(1,690)	1,237	(1,858)
Effect of tax law change											749
Total deferred provision (benefit)									(9,105)	5,399	(2,569)
Total provision (benefit) for income taxes	$ (1,236)	$ (16,581)	$ 11,314	$ 4,469	$ 2,651	$ 937	$ 4,799	$ (967)	$ (2,034)	$ 7,420	$ (40,718)